TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Current tax provision	$ 156,038	$ 167,813	$ 158,109
Deferred tax provision	0	0	0
Income tax provision	156,038	167,813	158,109
PRC [Member]
Statement [Line Items]
Current tax provision	156,038	167,813	158,109
Deferred tax provision	0	0	0
BVI [Member]
Statement [Line Items]
Current tax provision	0	0	0
Deferred tax provision		0	0
Hong Kong [Member]
Statement [Line Items]
Current tax provision	0	0	0
Deferred tax provision		0	0
Cayman [Member]
Statement [Line Items]
Current tax provision	$ 0	0	0
Deferred tax provision		$ 0	$ 0